Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Disclosure Of Cash And Cash Equivalents Balances Components [Text Block]
Cash and cash equivalent balances are detailed as follows
:

	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$	ThCh$
Cash on hand	182,491	320,274	242,308
Bank balances	68,131,885	80,767,977	71,393,732
Cash	68,314,376	81,088,251	71,636,040
Time deposits	54,890,333	106,109,299	4,356,420
Securities purchased under resale agreements	109,332,901	179,357,487	101,077,015
Investments in mutual funds	33,030,515	19,194,583	5,888,424
Short term investments classified as cash equivalents	142,363,416	198,552,070	106,965,439
Cash equivalents	197,253,749	304,661,369	111,321,859
Overnight deposits	-	10,639,396	13,411,325
Total other cash and cash equivalents	-	10,639,396	13,411,325
Total	265,568,125	396,389,016	196,369,224

Disclosure Of Cash And Cash Equivalents Currency Composition [Text Block]
The composition of cash and cash equivalents by currency as of
December 31, 2021
, is detailed a
s
 follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	62,430	3,524	-	10,256	-	-	106,281	-	182,491
Bank balances	48,562,230	8,248,242	2,495,431	3,266,761	1,498,157	1,264,251	318,107	2,478,706	68,131,885
Cash	48,624,660	8,251,766	2,495,431	3,277,017	1,498,157	1,264,251	424,388	2,478,706	68,314,376
Time deposits	16,257,047	24,073,959	-	14,559,327	-	-	-	-	54,890,333
Securities purchased under resale agreements	109,332,901	-	-	-	-	-	-	-	109,332,901
Investments in mutual funds	-	-	-	33,030,515	-	-	-	-	33,030,515
Short term investments classified as cash equivalents	109,332,901	-	-	33,030,515	-	-	-	-	142,363,416
Cash equivalents	125,589,948	24,073,959	-	47,589,842	-	-	-	-	197,253,749
Total	174,214,608	32,325,725	2,495,431	50,866,859	1,498,157	1,264,251	424,388	2,478,706	265,568,125

The composition of cash and cash equivalents by currency as of
December 31, 2020
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	83,672	3,702	-	13,683	-	26,056	193,161	-	320,274
Bank balances	63,009,146	7,026,213	862,011	2,474,235	1,213,256	2,508,234	3,227,494	447,388	80,767,977
Cash	63,092,818	7,029,915	862,011	2,487,918	1,213,256	2,534,290	3,420,655	447,388	81,088,251
Time deposits	92,915,729	4,621,188	-	8,572,382	-	-	-	-	106,109,299
Securities purchased under resale agreements	179,353,248	4,239	-	-	-	-	-	-	179,357,487
Investments in mutual funds	-	-	-	19,194,583	-	-	-	-	19,194,583
Short term investments classified as cash equivalents	179,353,248	4,239	-	19,194,583	-	-	-	-	198,552,070
Cash equivalents	272,268,977	4,625,427	-	27,766,965	-	-	-	-	304,661,369
Overnight deposits	-	10,639,396	-	-	-	-	-	-	10,639,396
Total other cash and cash equivalents	-	10,639,396	-	-	-	-	-	-	10,639,396
Total	335,361,795	22,294,738	862,011	30,254,883	1,213,256	2,534,290	3,420,655	447,388	396,389,016
The composition of cash and cash equivalents by currency as of
December 31, 2019
, is detailed as follows:

	Chilean Peso	US Dollar	Euro	Argentine Peso	Uruguayan Peso	Paraguayan Guarani	Bolivian	Others	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash on hand	92,440	3,964	-	6,727	-	-	139,177	-	242,308
Bank balances	48,583,607	10,176,489	2,592,865	1,577,902	1,384,395	2,763,191	3,184,376	1,130,907	71,393,732
Cash	48,676,047	10,180,453	2,592,865	1,584,629	1,384,395	2,763,191	3,323,553	1,130,907	71,636,040
Time deposits	2,450,392	1,906,028	-	-	-	-	-	-	4,356,420
Securities purchased under resale agreements	101,077,015	-	-	-	-	-	-	-	101,077,015
Investments in mutual funds	-	-	-	5,888,424	-	-	-	-	5,888,424
Short term investments classified as cash equivalents	101,077,015	-	-	5,888,424	-	-	-	-	106,965,439
Cash equivalents	103,527,407	1,906,028	-	5,888,424	-	-	-	-	111,321,859
Overnight deposits	-	13,411,325	-	-	-	-	-	-	13,411,325
Total other cash and cash equivalents	-	13,411,325	-	-	-	-	-	-	13,411,325
Total	152,203,454	25,497,806	2,592,865	7,473,053	1,384,395	2,763,191	3,323,553	1,130,907	196,369,224

Disclosure Of Short term Deposits Classified As Cash Equivalents [Text Block]
The composition of time deposits is detailed as follows:

As of December 31, 2021:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco BBVA - Argentina	12-23-2021	01-21-2022	ARS	4,142,029	0.03
Banco de Chile	12-29-2021	01-05-2022	USD	5,490,491	0.02
Banco de Chile	12-23-2021	01-04-2022	CLP	3,502,613	0.03
Banco de Chile	12-29-2021	01-13-2022	CLP	4,750,887	0.03
Banco Macro - Argentina	12-13-2021	01-12-2022	ARS	1,255,315	0.03
Banco Patagonia - Argentina	12-16-2021	01-17-2022	ARS	3,338,315	0.03
Banco Patagonia - Argentina	12-28-2021	01-27-2022	ARS	2,476,161	0.03
Banco Santander - Chile	12-27-2021	01-04-2022	CLP	8,003,547	0.03
Banco Santander - Chile	12-27-2021	01-27-2022	USD	6,757,670	0.02
Banco Santander - Chile	12-29-2021	01-27-2022	USD	11,825,798	0.02
Banco Santander Río - Argentina	12-13-2021	01-12-2022	ARS	3,347,507	0.03
Total				54,890,333
As of
Decembe
r
 31, 2020
:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco Bice - Chile	11-30-2020	01-18-2021	CLP	599,924	0.02
Banco Bice - Chile	12-01-2020	02-16-2021	CLP	500,562	0.02
Banco Bice - Chile	12-21-2020	01-05-2021	CLP	171,656	0.02
Banco Consorcio - Chile	11-30-2020	01-11-2021	CLP	1,199,904	0.02
Banco de Chile	11-30-2020	02-22-2021	CLP	1,036,848	0.02
Banco de Chile	11-30-2020	01-20-2021	CLP	599,916	0.02
Banco de Chile	12-29-2020	01-05-2021	USD	3,554,760	0.05
Banco de Chile	12-29-2020	01-05-2021	USD	1,066,428	0.05
Banco de Chile	12-29-2020	01-05-2021	CLP	2,750,018	0.01
Banco de Crédito e Inversiones - Chile	12-03-2020	01-07-2021	CLP	4,001,080	0.03
Banco de Crédito e Inversiones - Chile	12-03-2020	01-12-2021	CLP	2,970,653	0.03
Banco de Crédito e Inversiones - Chile	12-04-2020	02-02-2021	CLP	3,035,095	0.03
Banco de Crédito e Inversiones - Chile	12-11-2020	02-09-2021	CLP	4,005,434	0.03
Banco de Crédito e Inversiones - Chile	12-11-2020	02-19-2021	CLP	4,000,760	0.03
Banco del Estado de Chile	12-01-2020	01-07-2021	CLP	349,981	0.02
Banco del Estado de Chile	12-01-2020	01-07-2021	CLP	1,599,915	0.02
Banco del Estado de Chile	12-01-2020	01-07-2021	CLP	150,770	0.02
Banco del Estado de Chile	12-02-2020	03-02-2021	CLP	3,203,525	0.02
Banco del Estado de Chile	12-14-2020	03-12-2021	CLP	2,998,561	0.02
Banco del Estado de Chile	12-28-2020	01-07-2021	CLP	599,968	0.02
Banco del Estado de Chile	12-28-2020	01-04-2021	CLP	5,160,074	0.01
Banco Galicia - Argentina	12-22-2020	01-21-2021	ARS	4,264,230	0.03
Banco Itaú - Chile	12-18-2020	03-18-2021	CLP	5,003,388	0.04
Banco Itaú - Chile	12-22-2020	02-19-2021	CLP	4,002,133	0.04
Banco Patagonia - Argentina	12-11-2020	01-11-2021	ARS	4,308,152	0.03
Banco Santander - Chile	10-23-2020	01-21-2021	CLP	3,002,365	0.02
Banco Santander - Chile	11-26-2020	01-11-2021	CLP	5,001,133	0.02
Banco Santander - Chile	11-26-2020	01-25-2021	CLP	5,001,133	0.02
Banco Santander - Chile	12-04-2020	02-02-2021	CLP	5,000,867	0.02
Banco Security - Chile	11-26-2020	01-22-2021	CLP	5,001,133	0.02
Banco Security - Chile	12-29-2020	03-29-2021	CLP	3,953,938	0.03
Scotiabank Chile	11-26-2020	02-23-2021	CLP	4,928,234	0.02
Scotiabank Chile	11-26-2020	02-24-2021	CLP	5,074,166	0.02
Scotiabank Chile	12-16-2020	02-15-2021	CLP	7,972,555	0.02
Scotiabank Chile	12-24-2020	03-24-2021	CLP	40,040	0.03
Total				106,109,299

As of December 31, 2019:

Financial entity	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
				ThCh$
Banco de Chile	12-27-2019	01-03-2020	CLP	2,450,392	0.12
Banco de Chile	12-27-2019	01-09-2020	USD	1,108,307	0.12
Banco de Chile	12-20-2019	01-10-2020	USD	486,897	0.12
Banco de Chile	12-23-2019	01-06-2020	USD	310,824	0.12
Total				4,356,420

Disclosure Of Composition Of Financial Instruments Under Repurchase Agreement Commitments [Text Block]
The composition of securities purchased under resale agreements is detailed as follows:

As of
December 31, 2021
:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Bice - Chile	12-27-2021	01-04-2022	CLP	500,213	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-27-2021	01-04-2022	CLP	6,992,381	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-28-2021	01-06-2022	CLP	7,397,112	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-28-2021	01-06-2022	CLP	133,547	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-28-2021	01-06-2022	CLP	2,500,800	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2021	01-06-2022	CLP	298,203	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2021	01-06-2022	CLP	3,207,336	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2021	01-06-2022	CLP	2,995,176	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-24-2021	01-04-2022	CLP	3,502,532	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-27-2021	01-04-2022	CLP	900,384	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2021	01-06-2022	CLP	3,086,710	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2021	01-06-2022	CLP	319,990	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-28-2021	01-06-2022	CLP	66,161	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2021	01-06-2022	CLP	2,500,275	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-27-2021	01-04-2022	CLP	1,200,512	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2021	01-11-2022	CLP	500,055	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-28-2021	01-06-2022	CLP	1,500,480	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-28-2021	01-06-2022	CLP	2,000,640	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-30-2021	01-06-2022	CLP	2,500,275	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2021	01-04-2022	CLP	1,000,110	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2021	01-04-2022	CLP	500,213	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-28-2021	01-06-2022	CLP	1,500,480	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2021	01-11-2022	CLP	1,000,110	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-28-2021	01-06-2022	CLP	1,500,480	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2021	01-04-2022	CLP	1,000,110	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2021	01-04-2022	CLP	3,011,885	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-30-2021	01-06-2022	CLP	7,000,770	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2021	01-04-2022	CLP	400,171	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-27-2021	01-04-2022	CLP	300,128	0.30
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-28-2021	01-06-2022	CLP	10,003,200	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Bice - Chile	12-30-2021	01-06-2022	CLP	1,980,643	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Central de Chile	12-24-2021	01-04-2022	CLP	999,477	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-30-2021	01-06-2022	CLP	4,667,502	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2021	01-06-2022	CLP	1,500,320	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-30-2021	01-06-2022	CLP	2,387,785	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-28-2021	01-06-2022	CLP	2,778,877	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-24-2021	01-04-2022	CLP	1,272,246	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-24-2021	01-04-2022	CLP	446,271	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-24-2021	01-04-2022	CLP	1,284,900	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-28-2021	01-06-2022	CLP	4,723,523	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-30-2021	01-06-2022	CLP	2,977,040	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-23-2021	01-04-2022	CLP	2,502,133	0.30
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-24-2021	01-04-2022	CLP	2,501,808	0.30
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-30-2021	01-06-2022	CLP	4,996,985	0.30
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-30-2021	01-06-2022	CLP	2,992,312	0.30
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-28-2021	01-06-2022	CLP	2,000,640	0.30
Total					109,332,901
As of
December 31, 2020
:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	12,198,902	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	3,499,685	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	799,928	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	1,799,838	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	849,924	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2020	01-04-2021	CLP	5,000,000	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	79	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	301,140	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	327	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	168	0.01
BanChile Corredores de Bolsa S.A. - Chile	Banco de Chile	12-30-2020	01-04-2021	CLP	75	0.01
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	997,022	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	498,511	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-07-2021	CLP	598,291	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-05-2021	CLP	2,553,682	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-05-2021	CLP	1,497,373	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	897,320	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	897,320	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-24-2020	01-05-2021	CLP	598,213	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-07-2021	CLP	1,989,442	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-30-2020	01-21-2021	CLP	1,546,802	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Central de Chile	12-28-2020	01-05-2021	CLP	25,177,686	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-05-2021	CLP	246,346	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-07-2021	CLP	10,578	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-05-2021	CLP	2,642	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-14-2021	CLP	667,953	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-30-2020	01-07-2021	CLP	1,715	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	3,025	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-17-2020	01-05-2021	CLP	5,000,000	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	2,722	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-30-2020	01-14-2021	CLP	8,400,084	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	1,512	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-30-2020	01-14-2021	CLP	2,000,020	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2020	01-14-2021	CLP	1,500,045	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-28-2020	01-05-2021	CLP	4,823,214	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-30-2020	01-21-2021	CLP	453,218	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-17-2020	01-05-2021	CLP	900,084	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	1,815	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-24-2020	01-05-2021	CLP	2,722	0.02
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2020	01-21-2021	CLP	1,200,012	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2020	01-14-2021	CLP	7,832,132	0.03
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Chile	12-30-2020	01-14-2021	CLP	1,000,010	0.03
BASA - Paraguay	BASA - Paraguay	10-19-2020	01-18-2021	USD	4,239	0.02
Scotia Corredora de Bolsa Chile S.A.	Banco Consorcio - Chile	12-29-2020	01-14-2021	CLP	11,525,797	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-29-2020	01-07-2021	CLP	4,793,536	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2020	01-07-2021	CLP	20,639,190	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco de Crédito e Inversiones - Chile	12-29-2020	01-14-2021	CLP	5,031,227	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2020	01-07-2021	CLP	37,761	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-29-2020	01-14-2021	CLP	12,085,681	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-29-2020	01-07-2021	CLP	3,530,093	0.03
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-29-2020	01-14-2021	CLP	1,995,032	0.03
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2020	01-14-2021	CLP	9,363,062	0.03
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2020	01-07-2021	CLP	14,000,280	0.03
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Chile	12-29-2020	01-14-2021	CLP	600,012	0.03
Total					179,357,487
(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.
As of December 31, 2019:

Financial entity	Underlying Asset (Time Deposit) (*)	Date of placement	Due date	Currency	Amount	Monthly interest rate (%)
					ThCh$
BanChile Corredores de Bolsa S.A. - Chile	Banco de Crédito e Inversiones - Chile	12-30-2019	01-02-2020	CLP	1,124,056	0.22
BanChile Corredores de Bolsa S.A. - Chile	Banco Central de Chile	12-30-2019	01-02-2020	CLP	6,176,480	0.22
BanChile Corredores de Bolsa S.A. - Chile	Banco de Crédito e Inversiones - Chile	12-27-2019	01-02-2020	CLP	2,776,880	0.18
BanChile Corredores de Bolsa S.A. - Chile	Banco Itaú Corpbanca - Chile	12-27-2019	01-02-2020	CLP	489,632	0.18
BanChile Corredores de Bolsa S.A. - Chile	Banco de Crédito e Inversiones - Chile	12-30-2019	01-09-2020	CLP	100,005	0.16
BanChile Corredores de Bolsa S.A. - Chile	Banco Bice - Chile	12-27-2019	01-02-2020	CLP	734,448	0.18
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-26-2019	01-03-2020	CLP	4,001,333	0.20
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-26-2019	01-03-2020	CLP	9,403,133	0.20
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Chile	12-27-2019	01-03-2020	CLP	12,003,360	0.21
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-27-2019	01-03-2020	CLP	5,001,400	0.21
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Itaú Corpbanca - Chile	12-27-2019	01-03-2020	CLP	4,001,120	0.21
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Sudamericano - Chile	12-27-2019	01-02-2020	CLP	1,192,040	0.21
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-27-2019	01-02-2020	CLP	658,478	0.21
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-30-2019	01-09-2020	CLP	200,012	0.18
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Sudamericano - Chile	12-27-2019	01-09-2020	CLP	1,200,336	0.21
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-30-2019	01-24-2020	CLP	331,012	0.18
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2019	01-24-2020	CLP	369,030	0.18
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-26-2019	01-03-2020	CLP	6,002,000	0.20
BancoEstado S.A. Corredores de Bolsa - Chile	Banco del Estado de Chile	12-30-2019	01-09-2020	CLP	300,018	0.18
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-23-2019	01-06-2020	CLP	300,168	0.21
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-23-2019	01-06-2020	CLP	300,168	0.21
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-23-2019	01-06-2020	CLP	1,200,672	0.21
BancoEstado S.A. Corredores de Bolsa - Chile	Scotiabank Sudamericano - Chile	12-30-2019	01-16-2020	CLP	3,864,985	0.18
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Santander - Chile	12-30-2019	01-16-2020	CLP	5,959,517	0.18
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Security - Chile	12-30-2019	01-16-2020	CLP	1,000,060	0.18
BancoEstado S.A. Corredores de Bolsa - Chile	Banco Consorcio - Chile	12-30-2019	01-16-2020	CLP	376,110	0.18
BancoEstado S.A. Corredores de Bolsa - Chile	Banco de Crédito e Inversiones - Chile	12-26-2019	01-03-2020	CLP	500,167	0.20
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Sudamericano - Chile	12-27-2019	01-06-2020	CLP	8,363,007	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-27-2019	01-06-2020	CLP	639,513	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2019	01-03-2020	CLP	1,500,525	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2019	01-03-2020	CLP	1,211,714	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Bice - Chile	12-26-2019	01-03-2020	CLP	2,289,511	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco de Chile	12-26-2019	01-03-2020	CLP	814,100	0.21
Scotia Corredora de Bolsa Chile S.A.	Scotiabank Sudamericano - Chile	12-26-2019	01-03-2020	CLP	2,926,683	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Santander - Chile	12-26-2019	01-03-2020	CLP	5,705,073	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Itaú Corpbanca - Chile	12-26-2019	01-03-2020	CLP	5,109,314	0.21
Scotia Corredora de Bolsa Chile S.A.	Banco Security - Chile	12-26-2019	01-03-2020	CLP	2,950,955	0.21
Total					101,077,015
(*) All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.

Disclosure Of Acquisition Of Business Payments [Text Block]
Payments for business acquisitions are detailed as follows:

	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Total disbursement per business acquisition
Other cash payment to acquire interests in joint ventures (1)	(5,791,718)	(19,287,372)	(13,549,638)
Cash flow used for control of subsidiaries or other business (2)	(12,207,458)	(86,912)	-
Payment for changes in ownership interests in subsidiaries (3)	-	(1,028,076)	(8,652,268)
Total	(17,999,176)	(20,402,360)	(22,201,906)
(1)
In 2021 corresponds to capital contributions made to Zona Franca Central Cervecera S.A.S., and in 2020 to Central Cervecera de Colombia S.A.S., and in 2019 to Zona Franca Central Cervecera S.A.S.
(
See
Note 16 – Investments accounted using equity method
).

(2)	In 2021, see Note 1 – general information, letter C) , numbers (15) and (16) . In 2020, see Note 1 – General information, letter C) number (11) .
(3)	In 2020, see Note 15 – Business combinations letter d) and e) . In 2019, see Note 15 – Business combinations letter b) and c) .